SHARE CAPITAL - Disclosure of number and weighted average remaining contractual life of outstanding share options (Details)	12 Months Ended
	Dec. 31, 2023 Share $ / shares	Dec. 31, 2022 Share USD ($) $ / shares	Dec. 31, 2021 Share $ / shares	Dec. 31, 2020 Share
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options Line Items
No. of options outstanding	3,300,083	1,478,773	2,037,313	1,926,412
Weighted average remaining life (Years)	3 years 5 months 26 days	1 year 11 months 19 days	2 years 3 months 25 days
Exercise price | $ / shares	$ 3.06	$ 5.35	$ 5.28
No. of options currently exercisable	1,416,591	1,300,446	1,622,732
November 3, 2022 [Member]
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options Line Items
No. of options outstanding			584,640
Exercise price | $ / shares			$ 4.9
No. of options currently exercisable			584,640
Expiration date			November 3, 2022
February 1, 2023 [Member]
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options Line Items
No. of options outstanding		36,000	36,000
Exercise price | $ / shares		$ 6.51	$ 6.51
No. of options currently exercisable		36,000	36,000
Expiration date		February 1, 2023	February 1, 2023
February 28, 2023 [Member]
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options Line Items
No. of options outstanding		40,000	40,000
Exercise price | $ / shares		$ 5.76	$ 5.76
No. of options currently exercisable		40,000	40,000
Expiration date		February 28, 2023	February 28, 2023
August 29, 2023 [Member]
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options Line Items
No. of options outstanding		24,000	24,000
Exercise price | $ / shares		$ 4.21	$ 4.21
No. of options currently exercisable		24,000	24,000
Expiration date		August 29, 2023	August 29, 2023
September 10, 2023 [Member]
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options Line Items
No. of options outstanding		16,000	16,000
Exercise price | $ / shares		$ 4.13	$ 4.13
No. of options currently exercisable		16,000	16,000
Expiration date		September 10, 2023	September 10, 2023
November 23, 2023 [Member]
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options Line Items
No. of options outstanding		292,560	292,560
Exercise price | $ / shares		$ 3.78	$ 3.78
No. of options currently exercisable		292,560	292,560
Expiration date		November 23, 2023	November 23, 2023
December 13, 2023 [Member]
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options Line Items
No. of options outstanding		40,000	40,000
Exercise price | $ / shares		$ 3.74	$ 3.74
No. of options currently exercisable		40,000	40,000
Expiration date		December 13, 2023	December 13, 2023
January 11, 2024 [Member]
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options Line Items
No. of options outstanding	16,000	16,000	16,000
Exercise price | $ / shares	$ 4.1	$ 4.1	$ 4.1
No. of options currently exercisable	16,000	16,000	10,667
Expiration date	January 11, 2024	January 11, 2024	January 11, 2024
January 16, 2024 [Member]
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options Line Items
No. of options outstanding	20,000	20,000	20,000
Exercise price | $ / shares	$ 4.06	$ 4.06	$ 4.06
No. of options currently exercisable	20,000	20,000	13,333
Expiration date	January 16, 2024	January 16, 2024	January 16, 2024
September 16, 2024 [Member]
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options Line Items
No. of options outstanding	40,000	40,000	40,000
Exercise price | $ / shares	$ 6.18	$ 6.18	$ 6.18
No. of options currently exercisable	40,000	40,000	40,000
Expiration date	September 16, 2024	September 16, 2024	September 16, 2024
December 17, 2024 [Member]
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options Line Items
No. of options outstanding	544,227	548,227	552,227
Exercise price | $ / shares	$ 5.46	$ 5.46	$ 5.46
No. of options currently exercisable	544,227	548,227	423,174
Expiration date	December 17, 2024	December 17, 2024	December 17, 2024
March 16, 2025 [Member]
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options Line Items
No. of options outstanding	32,000	32,000	32,000
Exercise price | $ / shares	$ 3.49	$ 3.49	$ 3.49
No. of options currently exercisable	32,000	21,334	10,666
Expiration date	March 16, 2025	March 16, 2025	March 16, 2025
September 22, 2025 [Member]
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options Line Items
No. of options outstanding		16,000	16,000
Exercise price | $ / shares		$ 8.47	$ 8.47
No. of options currently exercisable		10,667	5,333
Expiration date		September 22, 2025	September 22, 2025
October 5, 2025 [Member]
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options Line Items
No. of options outstanding	16,000	16,000	16,000
Exercise price | $ / shares	$ 8.33	$ 8.33	$ 8.33
No. of options currently exercisable	16,000	10,667	5,333
Expiration date	October 5, 2025	October 5, 2025	October 5, 2025
December 15, 2025 [Member]
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options Line Items
No. of options outstanding	114,273	115,282	115,282
Exercise price | $ / shares	$ 9.26	$ 9.26	$ 9.26
No. of options currently exercisable	114,273	88,522	50,094
Expiration date	December 15, 2025	December 15, 2025	December 15, 2025
February 24, 2026 [Member]
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options Line Items
No. of options outstanding	40,000	40,000	40,000
Exercise price | $ / shares	$ 8.45	$ 8.45	$ 8.45
No. of options currently exercisable	40,000	26,667	13,333
Expiration date	February 24, 2026	February 24, 2026	February 24, 2026
December 16, 2026 [Member]
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options Line Items
No. of options outstanding	156,604	156,604	156,604
Exercise price | $ / shares	$ 5.1	$ 5.1	$ 5.1
No. of options currently exercisable	122,004	69,802	17,599
Expiration date	December 16, 2026	December 16, 2026	December 16, 2026
December 15, 2027 [Member]
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options Line Items
No. of options outstanding	30,100	30,100
Exercise price | $ / shares	$ 1.59	$ 1.59
No. of options currently exercisable	10,033	0
Expiration date	December 15, 2027	December 15, 2027
January 10, 2028 [Member]
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options Line Items
No. of options outstanding	191,904
Exercise price | $ / shares	$ 1.63
No. of options currently exercisable	22,002
Expiration date	January 10, 2028
May 4, 2024 [Member]
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options Line Items
No. of options outstanding	22,080
Exercise price | $ / shares	$ 5.29
No. of options currently exercisable	22,080
Expiration date	May 4, 2024
May 4, 2024 Two [Member]
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options Line Items
No. of options outstanding	18,400
Exercise price | $ / shares	$ 4
No. of options currently exercisable	9,200
Expiration date	May 4, 2024
May 28, 2026 [Member]
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options Line Items
No. of options outstanding	239,844
Exercise price | $ / shares	$ 4
No. of options currently exercisable	119,922
Expiration date	May 28, 2026
April 5, 2027 [Member]
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options Line Items
No. of options outstanding	13,800
Exercise price | $ / shares	$ 4.16
No. of options currently exercisable	13,800
Expiration date	April 5, 2027
January 5, 2027 [Member]
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options Line Items
No. of options outstanding	36,800
Exercise price | $ / shares	$ 5.29
No. of options currently exercisable	36,800
Expiration date	January 5, 2027
January 5, 2027 Two [Member]
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options Line Items
No. of options outstanding	164,680
Exercise price | $ / shares	$ 5.29
No. of options currently exercisable	164,680
Expiration date	January 5, 2027
December 20, 2028 [Member]
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options Line Items
No. of options outstanding	1,603,371
Exercise price | $ / shares	$ 1.04
No. of options currently exercisable	73,570
Expiration date	December 20, 2028